Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Cash provided by (used in) Operating activities
Net loss from continuing operations	$ (830,115)	$ (713,945)	$ (1,192,226)
Net loss from discontinued operations	(2,557,034)	(5,795,744)	(111,058)
Net loss for the year	(3,387,149)	(6,509,689)	(1,303,284)
Items not involving cash
Depreciation of property, plant, equipment and intangible asset	74,398	634,692	705,024
Leasehold inducement		(22,234)	22,234
Loss on disposal of assets	752	1,581,672	1,757
Loss on sale of legacy beverage operations	1,071,396
Stock based compensation (Note 8)			104,850
Change in derivative liability (Note 9)	(23,328)	(13,638)	(81,317)
Deferred income tax provision (recovery)		2,480,257	(436,654)
Changes in non-cash operating working capital
Accounts receivable, net	(53,809)	238,949	(21,445)
Inventory, net	102,137	606,928	348,596
Prepaid expenses and other assets	19,257	260,931	(127,063)
Accounts payable and accruals	(400,513)	(609,672)	(46,571)
Net Cash Provided by (Used in) Operating Activities	(2,596,859)	(1,351,804)	(833,873)
Investing activities
Purchase of property, plant and equipment		(10,449)	(200,221)
Purchase of intangible asset	(20,053)	(120,146)	(210,892)
Proceeds on disposal of assets	11,000	5,654,397	1,199
Cash outflow on business disposition	(339,764)
Net Cash Provided by (Used in) Investing Activities	(348,817)	5,523,802	(409,914)
Financing activity
Repurchase of common shares		(139,789)	(176,316)
Net Cash Provided by (Used in) Financing Activities		(139,789)	(176,316)
Increase (Decrease) in cash and cash equivalents	(2,945,676)	4,832,209	(1,420,104)
Cash and cash equivalents, beginning of year	4,315,028	282,819	1,702,922
Cash and cash equivalents, including restricted cash, end of year	1,369,352	4,315,028	282,819
Supplementary disclosure of cash flow information
Interest received	(23,698)		(4,900)
Interest paid			85
Income taxes	$ 0	$ 0	$ 0